Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Income Statement Elements [Abstract]
Net income before noncontrolling interests	$ 12,882	$ 23,238	$ 3,662
Other comprehensive income (loss), after tax:
Net change in debt securities	(10,500)	(2,375)	1,487
Net change in derivatives and hedging activities	(1,090)	159	149
Defined benefit plans adjustments	154	349	(181)
Other	(241)	(30)	50
Other comprehensive income (loss), after tax	(11,677)	(1,897)	1,505
Total comprehensive income before noncontrolling interests	1,205	21,341	5,167
Less: Other comprehensive income (loss) from noncontrolling interests	2	(1)	0
Less: Net income (loss) from noncontrolling interests	(300)	1,690	285
Wells Fargo comprehensive income	$ 1,503	$ 19,652	$ 4,882